HIGHLAND FUNDS II

Highland Total Return Fund

(the “Fund”)

Class A – Ticker: HTAAX

Class C – Ticker: HTACX

Class R – Ticker: HTARX

Class Y – Ticker: HTAYX

Supplement dated February 12, 2014 to the Summary Prospectus and Prospectus for the Fund, each dated February 1, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective February 5, 2014, Greg Hartch is no longer a portfolio manager of the Fund. All references to Mr. Hartch contained in the Summary Prospectus and Prospectus are hereby deleted.

Portfolio Management

Effective February 5, 2014, the sub-section entitled “Portfolio Management” within the summary section for Highland Total Return Fund of the Prospectus is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated (the “Sub-Adviser”) serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio Manager experience in this Fund	Primary title with Investment Adviser
Jeffrey Palma	1 year	Senior Vice President, Tactical Asset Allocation
David Wiederecht	3 years	President & Chief Investment Officer – Investment Solutions

Portfolio Management Teams

Effective February 5, 2014, the paragraph entitled “Highland Total Return Fund” within the section entitled “Management of the Funds-About the Funds’ Portfolio Managers-Portfolio Management Teams” in the Prospectus is hereby deleted in its entirety and replaced with the following:

Highland Total Return Fund is managed by a team of portfolio managers that includes Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Messrs. Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchanged-traded funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

HFII-SUP-2/12/14

HIGHLAND FUNDS II

Highland Total Return Fund

(the “Fund”)

Class A – Ticker: HTAAX

Class C – Ticker: HTACX

Class R – Ticker: HTARX

Class Y – Ticker: HTAYX

Supplement dated February 12, 2014 to the Statement of Additional Information (“SAI”) for the Fund, dated February 1, 2014, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI for the Fund and should be read in conjunction with the SAI.

Change of Portfolio Manager

Effective February 5, 2014, Greg Hartch is no longer a portfolio manager of the Fund. All references to Mr. Hartch contained in the SAI are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI

FOR FUTURE REFERENCE